FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of information about the company's financial assets and liabilities measured on recurring basis
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 by level within the fair value hierarchy:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in trust account - money market funds	$278,015,286	$—	$—
Liabilities:
Derivative public warrant liabilities	9,598,614	—	—
Derivative private warrant liabilities	—	—	9,916,037

Total Fair Value	$287,613,900	$—	$9,916,037

Schedule of quantitative information regarding Level 3 fair value measurements inputs
The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the Private Placement Warrants:

	At March 8, 2021 (Initial Measurement)	As of September 30, 2021
Stock price	10.02	9.93
Strike price	11.50	11.50
Probability of completing a Business Combination	90.0%	100%
Remaining term (in years)	5.5	5.0
Volatility	15.00%	25.00%
Risk-free rate	0.96%	0.98%
Fair value of warrants	0.86	1.82

Schedule of change in the fair value of the warrant liabilities
The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Fair value as of December 31, 2020	$—
Initial measurement at March 8, 2021	13,882,167
Initial measurement of over-allotment warrants	1,034,746
Change in valuation inputs or other assumptions	1,836,968

Fair value as of March 31, 2021	$16,753,881
Transfer of Public Warrants to Level 1	(6,075,072)
Change in valuation inputs or other assumptions	(54,483)

Fair value as of June 30, 2021	10,624,326
Change in valuation inputs or other assumptions	(708,289)
Fair value as of September 30, 2021	9,916,037